Ameritas Variable Life Insurance Company Logo
Donald R. Stading
Vice President, Secretary and General Counsel
(402) 467-7465 (Direct)                   5900 "O" Street / Lincoln, NE / 68510
(402) 467-7956 (Fax)                  P.O. Box 82550 / Lincoln, NE / 68501-2550



February 25, 2004

                                            (Transmitted via EDGAR on 2/25/2004)


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549

RE:    NSAR Filing:    Ameritas Variable Life Insurance Company
                       Separate Account VA-2 ("Registrant"), File No. 811-05192

Dear Sirs:

         We hereby submit the annual Form NSAR filing for the above-referenced Registrant.

         There is no fee for this filing.

         If you have any questions concerning this filing, please contact the undersigned.

Sincerely,

/s/ Donald R. Stading

Donald R. Stading
Vice President, Secretary and General Counsel

Attachment

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                           / /         (a)
               or fiscal year ending:                        12/31/2003   (b)


Is this a transition report? (Y/N)                                           N

Is this an amendment to a previous filing? (Y/N)                             N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A. Registrant Name:   Ameritas Variable Life Insurance Company Separate
                            Account VA-2
      B. File Number:       811-05192
      C. Telephone Number:  402-467-1122

2.    A. Street:            5900 "O" Street
      B. City:              Lincoln
      C. State:             NE
      D. Zip Code:          68510           Zip Ext:
      E. Foreign Country:                   Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)             N

4.    Is this the last filing on this form by Registrant? (Y/N)              N

5.    Is Registrant a small business investment company (SBIC)? (Y/N)        N
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N)                     Y
      [If answer is "Y" (Yes), complete only items 111 through 132.]

7.    A. Is Registrant a series or multiple portfolio company? (Y/N)         N
      [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending   12/31/2003    If filing more than one Page 47, "X" box:[ ]
File number 811-05192

UNIT INVESTMENT TRUSTS


111. A. [/] Depositor Name: Ameritas Variable Life Insurance Company

     B. [/] File Number (if any):

     C. [/] City:    Lincoln       State:  NE    Zip Code: 68510   Zip Ext.:

        [/] Foreign Country:                  Foreign Postal Code:

112. A. [/] Sponsor Name: Ameritas Variable Life Insurance Company

     B. [/] File Number (if any):

     C. [/] City:    Lincoln       State:  NE    Zip Code:   68510   Zip Ext.:

        [/] Foreign Country:               Foreign Postal Code:

For period ending  12/31/2003    If filing more than one Page 48, "X" box: [ ]
File number 811-05192

113. A. [/] Trustee Name:

     B. [/] City: State: Zip Code: Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

114. A. [/] Principal Underwriter Name: Ameritas Investment Corp.

     B. [/] File Number (if any):

     C. [/] City:    Lincoln     State:  NE     Zip Code:  68510    Zip Ext.:

        [/] Foreign Country:            Foreign Postal Code:

115. A. [/] Independent Public Accountant Name: DeLoitte & Touche LLP

     B. [/] City: Lincoln      State: NE     Zip Code: 68508     Zip Ext.:

        [/] Foreign Country:               Foreign Postal Code:

For period ending  12/31/2003     If filing more than one Page 49, "X" box:[ ]
File number 811-05192

116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment companies: (Y/N)

     B.[/] Identify the family in 10 letters:

117. A.[/] Is Registrant a separate account of an insurance company?:(Y/N)   Y

     If answer if "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.[/] Variable annuity contracts? (Y/N)                                 Y

     C.[/] Scheduled premium variable life contracts? (Y/N)                  N

     D.[/] Flexible premium variable life contracts? (Y/N)                   N

     E.[/] Other types of insurance products registered under the
           Securities Act of 1933? (Y/N)                                     N


118. [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933     1

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
         during the period                                                   0

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                                 $  0

121. [/] State the number of series for which a current prospectus
         was in existence at the end of the period                           1

122. [/] State the number of existing series for which additional units were registered under the Securities act of 1933 during the
         current period                                                      0

For period ending  12/31/2003    If filing more than one Page 50, "X" box:[ ]
File number 811-05192

123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                            $  0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
         the subsequent series) ($000's omitted)                           $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
         units of all series of Registrant ($000's omitted)             $ 9,372

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of           Total Assets         Total Income
                                                       Series                ($000's           Distributions
                                                      Investing              omitted)         ($000's omitted)

A.   U.S. Treasury direct issue                                          $                     $
                                                     ----------            -----------           -----------
B.   U.S. Government agency                                              $                     $
                                                     ----------            -----------           -----------
C.   State and municipal tax-free                                        $                     $
                                                     ----------            -----------           -----------
D.   Public utility debt                                                 $                     $
                                                     ----------            -----------           -----------
E.   Brokers or dealers debt or debt of
Brokers' or dealers' parent                                              $                     $
                                                     ----------            -----------           -----------
F.   All other corporate intermed. &
long-term debt                                                           $                     $
                                                     ----------            -----------           -----------
G.   All other corporate short-term debt                                 $                     $
                                                     ----------            -----------           -----------
H.   Equity securities of brokers or dealers
or parents of brokers or dealers                                         $                     $
                                                     ----------            -----------           -----------
I.   Investment company equity securities                                $                     $
                                                     ----------            -----------           -----------
J.   All other equity securities                                         $   1,315,336         $           0
                                                     ----------            -----------           -----------
K.   Other securities                                                    $                     $
                                                     ----------            -----------           -----------
L.   Total assets of all series of registrant                            $   1,315,336         $
                                                     ----------            -----------           -----------

For period ending  12/31/2003    If filing more than one Page 51, "X" box:[ ]
File number 811-05192

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
         issuer? (Y/N)                                                       N

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                                $  0

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-05192      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____

This report is signed on behalf of the registrant (or depositor or trustee).

City of:    Lincoln                 State of:  NE              Date: 02/25/04

Name of Registrant, Depositor, or Trustee:
                            Ameritas Variable Life Insurance Company (Depositor)

By (Name and Title):                     Witness (Name and Title):

/s/ Robert C. Barth                      /s/ Donald R. Stading

Robert C. Barth                          Donald R. Stading
Vice President and Controller            Vice President, Secretary
                                           and General Counsel